Statements of Stockholders' Equity (Unaudited) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2010	$ 158	$ 2,178,913	$ 1,012	$ (2,200,660)	$ (20,577)
Balance, shares at Dec. 31, 2010	15,795,508
Common stock issued for cash	4	83,111			83,115
Common stock issued for cash, shares	388,125				388,125
Common stock issued for oil and gas properties	145	1,294,789			1,294,934
Common stock issued for oil and gas properties, shares	14,515,223				14,515,223
Common stock issued for conversion/settlement of debt/accounts payable	4	60,493			60,497
Common stock issued for conversion/settlement of debt/accounts payable, shares	351,144				351,144
Distributions		(69,429)			(69,429)
Unrealized holding gains and losses for available-for-sale-securities				(12,320)	(12,320)
Net loss for year ended				(41,863)	(41,863)
Balance at Dec. 31, 2011	311	3,547,877	(40,851)	(2,212,980)	1,294,357
Balance, shares at Dec. 31, 2011	31,050,000				31,050,000
Recapitalization pursuant to acquisition of Koko, Ltd.	35	(35)
Recapitalization pursuant to acquisition of Koko, Ltd. (in Shares)	3,450,000				34,500,000
Common stock issued for cash		30,000			30,000
Common stock issued for cash, shares	30,000
Common stock issued for oil and gas properties
Common stock issued for oil and gas properties, shares					3,450,000
Common stock issued for conversion/settlement of debt/accounts payable		15,150			15,150
Common stock issued for conversion/settlement of debt/accounts payable, shares	15,000				15,000
Recognition of derivative liability on warrants		(74,240)			(74,240)
Unrealized holding gains and losses for available-for-sale-securities				120,120	120,120
Net loss for year ended			(819,255)		(819,255)
Balance at Dec. 31, 2012	346	3,518,752	(860,106)	(2,092,860)	566,132
Balance, shares at Dec. 31, 2012	34,545,000				34,545,000
Common stock issued for oil and gas properties		18,750			18,750
Common stock issued for oil and gas properties, shares	15,000				15,000
Common stock issued for services	2	271,873			271,875
Common stock issued for services, shares	217,500				217,500
Beneficial conversion feature		26,050			26,050
Recognition of derivative liability on warrants					49,079
Unrealized holding gains and losses for available-for-sale-securities				(107,800)	(107,800)
Net loss for year ended			(460,205)		(460,205)
Balance at Mar. 31, 2013	$ 348	$ 3,835,425	$ (1,320,311)	$ (2,200,660)	$ 314,802
Balance, shares at Mar. 31, 2013	34,777,500				34,777,500